Derivative Instruments and Hedging Activities - Balance Sheet (Detail) - USD ($) $ in Thousands	Feb. 26, 2017	Nov. 27, 2016	Nov. 29, 2015
Forward foreign exchange contracts [Member]
Carrying Value, Balance Sheet Location By Contract Type, By Hedging Designation [Line Items]
Derivative liability, gross asset	$ 12,169	$ 8,374	$ 4,930
Derivative Liability, gross liability	(19,679)	(10,365)	(7,599)
Derivative asset, net	4,678	20,866	25,907
Derivative Liability, net	(7,510)	(1,991)	(2,669)
Derivative asset, gross asset	16,847	29,240	30,837
Derivative asset, gross liability	(12,169)	(8,374)	(4,930)
Derivative, Fair Value, Net	(2,832)	18,875	23,238
Embedded Derivative Financial Instruments [Member]
Carrying Value, Balance Sheet Location By Contract Type, By Hedging Designation [Line Items]
Derivative liability, gross asset	0	0	0
Derivative Liability, gross liability	(3,333)	(3,542)	(5,140)
Derivative asset, net	4,768	2,401	1,224
Derivative Liability, net	(3,333)	(3,542)	(5,140)
Derivative asset, gross asset	4,768	2,401	1,224
Derivative asset, gross liability	0	0	0
Derivative, Fair Value, Net	1,435	(1,141)	(3,916)
Carrying Value [Member] | Forward foreign exchange contracts [Member]
Carrying Value, Balance Sheet Location By Contract Type, By Hedging Designation [Line Items]
Derivative asset, net	21,616	31,641	32,061
Derivative Liability, net	(23,013)	(13,907)	(12,739)
Carrying Value [Member] | Other assets [Member] | Forward foreign exchange contracts [Member]
Carrying Value, Balance Sheet Location By Contract Type, By Hedging Designation [Line Items]
Derivative asset, gross asset	17,002	30,160	31,808
Derivative asset, gross liability	(7,556)	(6,893)	(4,677)
Derivative asset, Net Carrying Value	9,446	23,267	27,131
Carrying Value [Member] | Other accrued liabilities [Member] | Forward foreign exchange contracts [Member]
Carrying Value, Balance Sheet Location By Contract Type, By Hedging Designation [Line Items]
Derivative liability, gross asset	4,614	1,481	253
Derivative Liability, gross liability	(15,457)	(7,014)	(8,062)
Derivative liability, Net Carrying Value	(10,843)	(5,533)	(7,809)
4.25% Yen-denominated Eurobonds, due 2016 [Member] | Bonds [Member] | Carrying Value [Member]
Carrying Value, Balance Sheet Location By Contract Type, By Hedging Designation [Line Items]
Hedging assets		0	0
Hedging liabilities		0	$ (7,832)
Long [Member]
Carrying Value, Balance Sheet Location By Contract Type, By Hedging Designation [Line Items]
Forward foreign exchange contracts	1,200,000	674,900
Short [Member]
Carrying Value, Balance Sheet Location By Contract Type, By Hedging Designation [Line Items]
Forward foreign exchange contracts	$ 327,500	$ 364,900